UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | PDT

Premium Dividend Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Preferred Securities 85.7% (58.9% of Total Investments)		$621,067,703

(Cost $596,834,850)

Consumer Staples 2.9%		20,764,158

Food & Staples Retailing 2.9%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,764,158

Energy 4.9%		35,345,305

Oil, Gas & Consumable Fuels 4.9%
Apache Corp., Series D, 6.000% (Z)	136,500	6,629,805
Nexen, Inc., 7.350%	1,135,000	28,715,500

Financials 43.5%		315,734,317

Capital Markets 2.4%
Credit Suisse Guernsey, 7.900% (Z)	175,000	4,599,000
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	162,700	1,627
Morgan Stanley Capital Trust III, 6.250% (Z)	105,000	2,622,900
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	397,000	9,956,760

Commercial Banks 14.3%
Barclays Bank PLC, Series 3, 7.100%	192,500	4,841,375
Barclays Bank PLC, Series 5, 8.125%	310,000	7,963,900
BB&T Corp., 5.625% (I)	746,500	18,513,200
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	311,600	8,509,796
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	259,600	6,806,712
Santander Holdings USA, Inc., Series C, 7.300% (Z)	500,000	12,525,000
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)	160,000	4,384,000
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	324,500	9,413,745
Wells Fargo & Company, 8.000% (L)(Z)	1,017,000	31,181,220

Consumer Finance 6.8%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	115,000	2,887,650
HSBC USA, Inc., 2.858% (L)(Z)	508,400	25,592,856
SLM Corp., Series A, 6.970% (L)(Z)	445,500	20,804,850

Diversified Financial Services 14.0%
Bank of America Corp., 6.375% (Z)	1,160,000	28,918,800
Bank of America Corp., 6.625% (Z)	360,000	9,450,000
Bank of America Corp., 8.200% (Z)	35,000	897,750
Bank of America Corp., Depositary Shares, Series D, 6.204%	960,000	23,884,800
Bank of America Corp., Series MER, 8.625% (Z)	102,000	2,663,220
Citigroup Capital VII, 7.125%	35,000	891,100
Citigroup Capital VIII, 6.950%	30,000	757,800
Citigroup, Inc., 8.125% (Z)	338,830	9,914,166
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,175,000
Deutsche Bank Contingent Capital Trust III, 7.600% (L)(Z)	662,000	17,238,480

Insurance 4.6%
MetLife, Inc., Series B, 6.500% (L)(Z)	1,061,000	27,108,550

1

Premium Dividend Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year Constant Maturity Treasury (CMT), or 30 year
CMT or 3 month LIBOR + 2.100%)	55,000	$1,511,950
Prudential PLC, 6.750% (Z)	176,100	4,536,336

Real Estate Investment Trusts 1.3%
Kimco Realty Company, Depositary Shares, Series F, 6.650%	174,760	4,388,224
Public Storage, Inc., 6.125%	24,000	620,400
Senior Housing Properties Trust, 5.625%	95,000	2,308,500
Wachovia Preferred Funding Corp., Series A, 7.250%	90,500	2,457,980

Thrifts & Mortgage Finance 0.1%
Federal Home Loan Mortgage Corp., Series Z (Higher of 3 month
LIBOR + 4.160% or 7.875%), 8.375% (I)	55,000	110,000
Federal National Mortgage Association, Series S (Higher of 3 month
LIBOR + 4.230% or 7.750%), 8.250% (I)	159,500	296,670

Telecommunication Services 6.2%		45,075,750

Diversified Telecommunication Services 3.9%
Qwest Corp., 7.375% (L)(Z)	1,021,000	28,077,500

Wireless Telecommunication Services 2.3%
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	7,324,500
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,632,500
United States Cellular Corp., 6.950%	185,000	5,041,250

Utilities 28.2%		204,148,173

Electric Utilities 20.8%
Alabama Power Company, 5.200% (L)(Z)	1,178,600	30,902,892
Carolina Power & Light Company, 5.440% (Z)	11,382	1,153,495
Duquesne Light Company, 6.500%	519,900	25,816,310
Entergy Arkansas, Inc., 6.450%	350,000	8,815,625
Entergy Mississippi, Inc., 6.250%	667,000	17,446,252
FPC Capital I, Series A, 7.100% (Z)	240,000	6,211,200
HECO Capital Trust III, 6.500% (Z)	181,000	4,619,120
NextEra Energy Capital Holdings, Inc., 5.700%	160,000	4,339,200
NSTAR Electric Company, 4.250%	13,347	1,213,643
NSTAR Electric Company, 4.780% (Z)	100,000	10,096,880
SCE Trust I, 5.625%	42,500	1,129,225
Southern California Edison Company, 6.125% (Z)	195,000	19,707,188
Southern California Edison Company, Series C, 6.000% (Z)	194,577	19,536,757

Independent Power Producers & Energy Traders 1.2%
Constellation Energy Group, Inc., Series A, 8.625% (Z)	326,000	8,681,380

Multi-Utilities 6.2%
Baltimore Gas & Electric Company, Series 1993, 6.700% (Z)	20,250	2,046,516
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	134,000	13,693,125
BGE Capital Trust II, 6.200%	616,000	15,744,960
DTE Energy Company, 6.500%	126,000	3,598,875
Interstate Power & Light Company, Series B, 8.375% (Z)	132,800	3,685,200
Union Electric Company, 3.700% (Z)	12,262	1,075,017
Virginia Electric & Power Company, 6.980% (Z)	45,500	4,635,313

2

Premium Dividend Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 58.4% (40.2% of Total Investments)		$423,761,037

(Cost $342,299,186)

Energy 7.5%		54,613,685

Oil, Gas & Consumable Fuels 7.5%
BP PLC, ADR (L)(Z)	100,000	3,990,000
Chevron Corp. (Z)	112,000	12,272,960
ConocoPhillips	155,000	8,438,200
Phillips 66	77,500	2,914,000
Royal Dutch Shell PLC, ADR	84,000	5,728,800
Spectra Energy Corp. (Z)	315,000	9,667,350
Total SA, ADR	252,500	11,602,375

Industrials 0.4%		2,697,500

Industrial Conglomerates 0.4%
General Electric Company (L)(Z)	130,000	2,697,500

Materials 0.4%		2,760,940

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	82,000	2,760,940

Telecommunication Services 4.4%		32,063,950

Diversified Telecommunication Services 4.4%
AT&T, Inc. (L)(Z)	420,000	15,926,400
Verizon Communications, Inc. (L)(Z)	357,500	16,137,550

Utilities 45.7%		331,624,962

Electric Utilities 22.3%
American Electric Power Company, Inc.	220,000	9,292,800
Duke Energy Corp.	440,000	29,823,200
Entergy Corp.	210,000	15,260,700
FirstEnergy Corp. (Z)	440,000	22,096,800
Northeast Utilities (L)(Z)	680,000	27,118,400
OGE Energy Corp. (L)(Z)	250,000	13,277,500
PNM Resources, Inc. (Z)	500,000	10,400,000
The Southern Company	75,000	3,611,250
UIL Holdings Corp.	280,000	10,371,200
Xcel Energy, Inc. (L)(Z)	700,000	20,510,000

Gas Utilities 1.2%
AGL Resources, Inc.	90,000	3,645,000
Atmos Energy Corp. (L)(Z)	110,000	3,943,500
ONEOK, Inc.	24,000	1,068,240

Multi-Utilities 22.2%
Alliant Energy Corp. (Z)	452,520	21,137,209
Ameren Corp. (L)(Z)	80,000	2,736,800
Black Hills Corp. (L)(Z)	225,500	7,182,175
CH Energy Group, Inc.	597,000	38,822,910
Dominion Resources, Inc. (L)(Z)	195,000	10,590,450
DTE Energy Company (L)(Z)	390,000	23,934,300
Integrys Energy Group, Inc. (L)(Z)	240,000	14,529,600

3

Premium Dividend Fund
As of 7-31-12 (Unaudited)

			Shares	Value
Utilities (continued)

National Grid PLC, ADR			180,000	$9,342,000
NiSource, Inc. (Z)			469,200	12,006,828
Public Service Enterprise Group, Inc.			120,000	3,988,800
TECO Energy, Inc. (L)(Z)			570,000	10,368,300
Vectren Corp. (L)(Z)			220,000	6,567,000

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 1.4% (0.9% of Total Investments)				$10,000,000

(Cost $10,000,000)

Federal Home Loan Bank Discount Notes	0.001%	08/01/12	10,000,000	10,000,000

Total investments (Cost $949,134,036)† 145.5%				$1,054,828,740

Other assets and liabilities, net (45.5%)				($330,065,443)

Total net assets 100.0%				$724,763,297

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(L) All or a portion of this security is a Lent Security as of 7-31-12, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 7-31-12 was $266,992,111.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-12 was $579,721,583.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $951,775,505. Net unrealized appreciation aggregated $103,053,235, of which $132,119,619 related to appreciated investment securities and $29,066,384 related to depreciated investment securities.

4

Premium Dividend Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/12	Price	Inputs	Inputs

Preferred Securities
Consumer Staples	$20,764,158	—	$20,764,158	—
Energy	35,345,305	$35,345,305	—	—
Financials	315,734,317	290,526,990	25,207,327	—
Telecommunication Services	45,075,750	45,075,750	—	—
Utilities	204,148,173	72,187,620	131,960,553	—
Common Stocks
Energy	54,613,685	54,613,685	—	—
Industrials	2,697,500	2,697,500	—	—
Materials	2,760,940	2,760,940	—	—
Telecommunication Services	32,063,950	32,063,950	—	—
Utilities	331,624,962	331,624,962	—	—
Short-Term Investments	10,000,000	—	10,000,000	—

Total Investments in Securities	$1,054,828,740	$866,896,702	$187,932,038	—
Other Financial Instruments:
Interest Rate Swaps	($3,622,833)	—	($3,622,833)	—

5

Premium Dividend Fund

As of 7-31-12 (Unaudited)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended July 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2012. During the period ended July 31, 2012, the Fund held interest rate swaps with total USD notional amounts up to $174,000,000, as measured at each quarter end.

	USD NOTIONAL	PAYMENTS	PAYMENTS	MATURITY
COUNTERPARTY	AMOUNT	MADE BY FUND	RECEIVED BY FUND	DATE	MARKET VALUE

Morgan Stanley
Capital Services	$82,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($3,252,285)
Morgan Stanley
Capital Services	82,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	(370,548)

Totals					($3,622,833)

(a) At July 31, 2012 the 3 month LIBOR rate was .44260%

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

	FINANCIAL INSTRUMENTS	ASSETS DERIVATIVES FAIR	LIABILITIY DERIVATIVES FAIR
RISK	LOCATION	VALUE	VALUE

Interest Rate Contracts	Interest Rate Swaps	—	($3,622,833)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P20Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012